Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
The following table sets forth the computation of basic and diluted loss per common share from continuing operations for the years ended December 31:

	2012	2011	2010
Numerator
Numerator for diluted loss per common share – loss from continuing operations	$(71,500)	$(72,757)	$(177)
Net income attributable to the noncontrolling interests	(6,738)	(8,411)	(10,378)
Loss attributable to MDC Partners Inc. common shareholders from continuing operations	(78,238)	(81,168)	(10,555)
Effect of dilutive securities	—	—	—
Numerator for diluted income per common share – loss attributable to MDC Partners Inc. common shareholders from continuing operations	$(78,238)	$(81,168)	$(10,555)
Denominator
Denominator for basic loss per common share – weighted average common shares	30,726,773	29,120,373	28,161,144
Effect of dilutive securities:
Dilutive potential common shares	—	—	—
Denominator for diluted loss per common share – adjusted weighted shares and assumed conversions	30,726,773	29,120,373	28,161,144
Basic loss per common share from continuing operations	$(2.55)	$(2.79)	$(0.38)
Diluted loss per common share from continuing operations	$(2.55)	$(2.79)	$(0.38)